Long-Term Debt (Details) - Schedule of long-term debt - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Debt Instrument [Line Items]
Term Note Total	$ 144,113,475	$ 16,365,978
Less unamortized debt issuance costs	4,562,080	290,570
Long-term debt less debt issuance costs	139,551,395	16,075,408
Less current maturities	5,036,824	1,302,384
Long-term debt	$ 134,514,571	14,773,024
Comerica Bank – Specific Advance Facility Note [Member]
Debt Instrument [Line Items]
Term Note		4,259,499
Comerica Bank – Term Note [Member]
Debt Instrument [Line Items]
Term Note		12,059,993
Kubota Corporation – Term Notes [Member]
Debt Instrument [Line Items]
Term Note		$ 46,486